Commitments and Contingencies - Schedule of Future Minimum Sublease Income under Non-Cancelable Sublease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 624
2016	711
2017	535
Future minimum sublease income under non-cancellable sublease agreements	$ 1,870